Condensed Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 75,728	$ 133,695		$ 497,549
Prepaid expenses	93,063	59,330		431,294
Total current assets	168,791	193,025		928,843
Other assets
Cash and marketable securities held in Trust Account	349,591,759	349,583,138		347,460,852
Total assets	349,760,550	349,776,163		348,389,695
Current Liabilities
Accounts payable and accrued expenses	1,033,032	626,750		41,731
Warrant liability	57,614,968	97,181,794	[1]	23,387,415	[2]
Promissory note payable – related party	937,407	300,000
Total current liabilities	59,585,407	98,108,544		23,429,146
Deferred underwriting fee payable	12,075,000	12,075,000		12,075,000
Total Liabilities	71,660,407	110,183,544		35,504,146
Ordinary shares subject to possible redemption, 34,500,000, at December 31, 2020 and 2019, respectively, at redemption value	349,591,759	349,583,138		347,460,852
Shareholders’ Equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none outstanding
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 0 shares issued and outstanding (excluding 34,500,000 shares subject to possible redemption), at December 31, 2020 and 2019, respectively			[3]		[3]
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 8,625,000 shares issued and outstanding	863	863		863
Additional paid in capital			[4]		[5]
Accumulated Deficit	(71,492,479)	(109,991,382)	[6]	(34,576,166)	[6]
Total Shareholders’ Equity	(71,491,616)	(109,990,519)		(34,575,303)
Total Liabilities And Shareholders’ Equity	$ 349,760,550	$ 349,776,163		$ 348,389,695

[1]	As restated amount includes an additional $97,181,794, 35,082,086, $37,908,314, and 18,387,385 for the 4th, 3rd, 2nd and 1st quarters, respectively.
[2]	As restated amount includes an additional $97,181,794, 35,082,086, $37,908,314, and 18,387,385 for the 4th, 3rd, 2nd and 1st quarters, respectively.
[3]	As restated amount includes a decrease of 160, 162 and 159 or the 4th and 3rd quarters and on August 13, 2019.
[4]	As restated amount includes a decrease of $2,917,479, 4,310,339 and $5,049,201 or the 4th and 3rd quarters and on August 13, 2019.
[5]	As restated amount includes a decrease of $2,917,479, 4,310,339 and $5,049,201 or the 4th and 3rd quarters and on August 13, 2019.
[6]	As restated amount includes a decrease of $36,657,666, $38,558,188 and $37,235,353 for the 4th and 3rd quarters and on August 13, 2019.